Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 18.8%
Penn Series Flexibly Managed Fund*	47,647	$3,620,247
Penn Series Index 500 Fund*	56,293	1,773,779
Penn Series Large Cap Value Fund*	25,185	898,859
Penn Series Large Core Value Fund*	53,173	1,335,187
Penn Series Mid Core Value Fund*	30,361	887,747
Penn Series Real Estate Securities Fund*	16,080	435,438
TOTAL AFFILIATED EQUITY FUNDS (Cost $8,046,406)		8,951,257

AFFILIATED FIXED INCOME FUNDS — 76.6%
Penn Series High Yield Bond Fund*	154,204	2,340,808
Penn Series Limited Maturity Bond Fund*	1,353,516	17,189,654
Penn Series Quality Bond Fund*	1,151,511	16,892,667
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $38,610,425)		36,423,129

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.8%
Penn Series Developed International Index Fund*	70,046	886,088
Penn Series International Equity Fund*	14,686	449,829
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,483,159)		1,335,917

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $874,443)	874,443	874,443
TOTAL INVESTMENTS — 100.0% (Cost $49,014,433)		$47,584,746
Other Assets & Liabilities — (0.0)%		(3,621)
TOTAL NET ASSETS — 100.0%		$47,581,125

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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